Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OPERATING ACTIVITIES
Net income (loss)	$ 20,022	124,737	(616,537)	416,330
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation	4,229	26,349	27,370	30,552
Amortization of acquired intangible assets	2,453	15,285	26,454	21,520
Impairment loss on goodwill and intangible assets			1,057,522	4,600
Allowance for doubtful receivables	726	4,523	3,572	5,136
Compensation expenses associated with stock options	10,735	66,878	57,003	22,211
Loss (gain) on disposal of property, plant and equipment	588	3,662	542	(97)
Net income from discontinued operations			(127,553)
Investment income				(41,244)
Finance cost	391	2,439
Share of income of affiliates	(2,353)	(14,658)	(14,246)	(12,904)
Changes in fair value of contingent assets	(722)	(4,500)	(12,500)
Deferred taxes	(482)	(3,000)	(16,431)	(1,450)
Changes in operating assets and liabilities:
Accounts receivable	(5,522)	(34,404)	8,819	(61,750)
Insurance premium receivables	(1)	(6)	99	141
Other receivables	(2,060)	(12,834)	(33,646)	(7,951)
Other current assets	(686)	(4,273)	515	(6,357)
Other non-current assets	(225)	(1,400)
Accounts payable	(1,358)	(8,460)	33,686	13,793
Insurance premium payables	41	258	1,348	(607)
Other payables and accrued expenses	29	180	65,125	(22,386)
Accrued payroll	1,190	7,413	6,406	6,629
Income taxes payable	(2,308)	(14,384)	15,484	(2,482)
Other tax liabilities	643	4,003	8,368	2,981
Net cash generated from operating activities	25,330	157,808	491,400	366,665
Cash flows from investing activities:
Purchase of short term investments	(6,517)	(40,600)	(70,492)
Proceeds from disposal of short term investments	11,409	71,080	39,262
Purchase of non-current assets	(313)	(1,948)	(1,450)	(2,509)
Return of investment in non-current assets	209	1,300
Addition in investment in affiliates			(600)	(39,511)
Return of contingent consideration	2,006	12,500
Purchase of property, plant and equipment	(1,866)	(11,624)	(20,859)	(24,398)
Purchase of intangible assets			(758)
Proceeds from disposal of property and equipment	94	584	793	1,425
Increase in other receivables	(545)	(3,400)
Acquisition of subsidiaries, net of cash acquired of RMB18,156, RMB208 and nil in 2010, 2011 and 2012, respectively			(49,996)	(307,844)
Disposal of subsidiaries, net of cash disposed of RMB5,283, RMB23,607 and RMB80 (US$13) in 2010, 2011 and 2012, respectively and transaction cost of RMB3,557 in 2011	316	1,967	390,836	(2,733)
Repayments from (advance to) related parties	33,041	205,850	(331,860)	(17,231)
Increase in restricted cash	(128)	(795)	(899)	(7,220)
Net cash (used in) from generated from investing activities	37,706	234,914	(46,023)	(400,021)
Cash flows from financing activities:
Payment for contingent consideration			(100,000)	(125,380)
Acquisition of additional interests in subsidiaries	(14,519)	(90,455)	(28,330)	(2,410)
Increase in capital injection by noncontrolling interests	2,031	12,655	6,937	12,295
Repayments to related parties				(8,907)
Proceeds from share issuances				743,767
Proceeds on exercise of stock options	56	348	5,305	10,075
Repurchase of ordinary shares	(1,484)	(9,244)	(13,722)	(37,287)
Dividends paid				(80,985)
Net cash from (used in) financing activities	(13,916)	(86,696)	(129,810)	511,168
Net increase in cash and cash equivalents	49,120	306,026	315,567	477,812
Cash and cash equivalents at beginning of year	356,681	2,222,160	1,924,884	1,457,890
Effect of exchange rate changes on cash and cash equivalents	(411)	(2,568)	(18,291)	(10,818)
Cash and cash equivalents at end of year	405,390	2,525,618	2,222,160	1,924,884
Supplemental disclosure of cash flow information:
Interest paid				5
Income taxes paid	$ 10,176	63,400	93,913	97,869